Equity - Preferred Stock (Details)	6 Months Ended
	Jun. 30, 2024 D $ / shares shares	Jun. 24, 2024 $ / shares	Dec. 31, 2023 $ / shares shares
Equity
Preferred stock, shares authorized	10,000,000		10,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Preferred stock, shares issued	6,158		0
Preferred stock, shares outstanding	6,158		0
Threshold Ownership Percentage Eligible to Vote	4.99%
Preferred stock, conversion rate (in dollars per share) | $ / shares	$ 2.00
Series A Preferred Stock
Equity
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001
Number of shares allocated	6,500
Preferred stock, shares issued	6,158
Preferred stock, shares outstanding	6,158
Preferred stock, conversion rate (in dollars per share) | $ / shares	$ 10.00	$ 2
Percentage used for calculation of conversion price	90.00%
Threshold number of specified trading days | D	3
Threshold period of specified consecutive trading days | D	10
Alternate conversion measuring period	3 days